Deconsolidation of Osisko Development and discontinued operations - Disclosure of estimated useful life of property and equipment in discontinued operations (Details) - Osisko Development, discontinued operations [Member]
12 Months Ended
Dec. 31, 2023
Exploration equipment and facilities [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Useful life of property, plant and equipment	2-20 years
Mining plant and equipment (development) [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Useful life of property, plant and equipment	3-20 years